Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite and Indefinite Lived Intangible Assets [Abstract]
Finite-lived intangible assets	¥ 612,414	$ 93,857	¥ 741,658
Indefinite-lived intangible assets	14,784	2,265	72,302
Total	¥ 627,198	$ 96,122	¥ 813,960